Revenue and other income - Disclosure of revenue from collaboration and licensing agreements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 3,115	€ 1,671
Proceeds from collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	2,698	755
Monalizumab agreement (AstraZeneca)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	56
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	0
Agreement with Sanofi, 2022 - ANKET IPH62
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	198	198
Agreement With Sanofi 2022 - ANKET IPH67
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	2,500	0
Other agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	501
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 417	€ 916